Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Risk Management [Abstract]
Summary of Credit Risk Exposure

Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	AS AT DECEMBER 31,
	2021	2020
Trade and other receivables (excluding prepayments) (Note 8)	4,253	5,046
Cash and cash equivalents (Note 9)	51,047	8,225
	55,300	13,271

Summary of Aging of Trade Receivables

The aging of trade receivables that are past due but not impaired is shown below:

	AS AT DECEMBER 31,
	2021	2020
Between one and two months	159	190
Between two and three months	15	21
More than three months	7	8
	181	219

Summary of Credit Loss Allowance Activity

The activity in the credit loss allowance was as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020
As of January 1	352	340
(Decrease) Increase in credit losses allowance	(187)	254
Write offs	—	(275)
Translation effect	(23)	33
As of December 31	142	352

For the year ended December 31, 2021, the Company wrote off receivables from customers with the total value of $90; the balances were not specifically provided during the year.

For the year ended December 31, 2020, the Company wrote off receivables from customers with the total value of $275, including the balance of $241 which was specifically provided.

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. During the year ended December 31, 2020, the Group repurchased and redeemed all of the outstanding senior secured bonds. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	MORE THAN 2 YEARS	TOTAL
As of December 31, 2021
Term loan	6,480	—	—	6,480
Lease liability	393	386	1,436	2,215
Trade and other payables	3,291	—	—	3,291
Total	10,164	386	1,436	11,986
As of December 31, 2020
Term loan	480	6,480	—	6,960
Lease liability	413	389	1,945	2,747
Trade and other payables	2,428	—	—	2,428
Total	3,321	6,869	1,945	12,135